Long-Term Debt, $23.15 Million Term Loan Facility (Details) - $23.15 Million Term Loan Facility [Member] - USD ($) $ in Thousands	Apr. 24, 2023	Apr. 18, 2023	Jun. 30, 2023
Long-Term Debt [Abstract]
Face amount			$ 23,150
Margin on variable rate	0.11448%
Repayment of loan		$ 6,950